Select Class Prospectus | Government Portfolio
Government Portfolio
Objective
The Government Portfolio (the "Portfolio") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Prospectus Government Portfolio Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses	1.01%	[1]
Fee Waiver and/or Expense Reimbursement	0.01%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	[1]
[1]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Select Class Prospectus | Government Portfolio | Select Class | USD ($)	102	321	557	1,235

Principal Investment Strategies

The Portfolio has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. In selecting investments, the Adviser seeks to maintain the Portfolio's share price at $1.00.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

The principal risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one, five and 10 year periods. The performance of the Select Class shares will differ because the Select Class shares have different ongoing fees. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years (Institutional Select Class)*

*  Institutional Select Class shares are not offered in this Prospectus. Select Class shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2016 and therefore Select Class shares do not have annualized return information to report. Select Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Portfolio's Select Class shares will be shown in future prospectuses offering the Portfolio's Select Class shares after the Portfolio's Select Class shares have a full calendar year of return information to report.

High Quarter	6/30/07	1.29%
Low Quarter	6/30/11	0.00%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Select Class Prospectus | Government Portfolio | Institutional Select Class	[1]	0.22%	0.08%	0.79%
[1]	Institutional Select Class shares are not offered in this Prospectus. Select Class shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2016 and therefore Select Class shares do not have annualized return information to report. Select Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Portfolio's Select Class shares will be shown in future prospectuses offering the Portfolio's Select Class shares after the Portfolio's Select Class shares have a full calendar year of return information to report.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.